Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Third Parties [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 12,160,121	$ 4,358,037
Adoption ASU 2016-13		1,258,718
Additional provision charged to expense	8,521,366	8,312,150
Written-off		(1,575,814)
Decrease on disposal of a subsidiary		(137,592)
Foreign exchange	236,170	(55,378)
Balance at the end of the year	20,917,657	12,160,121
Related Parties [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance at beginning of the year	1,513
Additional provision charged to expense	42,666	1,522
Foreign exchange	324	(9)
Balance at the end of the year	$ 44,503	$ 1,513